Equity - Earnings per share (Details) - COP ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity
Profit attributable to Ecopetrol's shareholders	$ 13,841,153	$ 21,060,798	$ 31,604,781
Weighted average number of outstanding shares	41,116,694,690	41,116,694,690	41,116,694,690
Net basic earnings per share (Colombian pesos)	$ 336.6	$ 512.2	$ 768.7